Required Annual Principal Payments on Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 27,361
2014	14,332
2015	40,191
2016	15,336
2017	$ 105,000